Expense Example - Class A Class C and Institutional Class - Financial Services Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	640	985	1,354	2,388	346	758	1,296	2,766